CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	As Reported	Restatement Adjustments	Waldencast plc	Obagi Global Holdings Limited	Obagi Global Holdings Limited As Reported	Obagi Global Holdings Limited Restatement Adjustments	Class A Ordinary Shares	Class B Ordinary Shares	Ordinary Shares Obagi Global Holdings Limited	Ordinary Shares Obagi Global Holdings Limited As Reported	Ordinary Shares Class A Ordinary Shares Waldencast plc	Ordinary Shares Class B Ordinary Shares Waldencast plc	Additional Paid-In Capital Waldencast plc	Additional Paid-In Capital Obagi Global Holdings Limited	Additional Paid-In Capital Obagi Global Holdings Limited As Reported	Accumulated Deficit Waldencast plc	Accumulated Deficit Obagi Global Holdings Limited	Accumulated Deficit Obagi Global Holdings Limited As Reported	Accumulated Deficit Obagi Global Holdings Limited Restatement Adjustments	Accumulated Other Comprehensive Loss Waldencast plc	Accumulated Other Comprehensive Loss Obagi Global Holdings Limited	Accumulated Other Comprehensive Loss Obagi Global Holdings Limited As Reported	Noncontrolling Interest Waldencast plc
Beginning balance (in shares) at Dec. 31, 2019										8,000,002,000	8,000,002,000
Beginning balance at Dec. 31, 2019					$ 61,187	$ 98,533	$ (37,346)			$ 4,000	$ 4,000				$ 96,055	$ 96,055		$ (38,859)	$ (1,513)	$ (37,346)		$ (9)	$ (9)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ (2,370)	$ (9,171)	$ 6,801		(2,370)													(2,370)
Foreign currency translation adjustment	16	16	0		16																	16
Non-cash contribution of trademarks					4,058										4,058
Dividends paid	(2,000)				(2,044)													(2,044)
Ending balance (in shares) at Dec. 31, 2020										8,000,002,000
Ending balance at Dec. 31, 2020					60,847					$ 4,000					100,113			(43,273)				7
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(19,576)	(70)	(19,506)		(19,576)													(19,576)
Foreign currency translation adjustment	(32)	(32)	0		(32)																	(32)
Dividends paid	$ (2,000)				(2,000)													(2,000)
Ending balance (in shares) at Dec. 31, 2021	8,000,002									8,000,002,000
Ending balance at Dec. 31, 2021	$ 39,239	$ 89,290	$ (50,051)		39,239					$ 4,000					100,113			(64,849)				(25)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(21,057)				(21,057)													(21,057)
Foreign currency translation adjustment	96				96																	96
Dividends paid	0
Distribution of Obagi China Business					(13,372)										(13,113)			(188)				(71)
Ending balance (in shares) at Jul. 27, 2022										8,000,002,000		8,645,000	0
Ending balance at Jul. 27, 2022				$ (61,038)	$ 4,906					$ 4,000		$ 1	$ 0	$ 174	$ 87,000		$ (61,213)	$ (86,094)			$ 0	$ 0		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class A ordinary shares upon release of Trust proceeds (in shares)												4,478,054
Issuance of Class A ordinary shares upon release of Trust proceeds				44,882										44,882
Issuance of common shares in connection with the FPA investment (in shares)												33,300,000
Issuance of common shares in connection with the FPA investment				333,000								$ 3		332,997
Issuance of common shares in connection with the PIPE investment (in shares)												11,800,000
Issuance of common shares in connection with the PIPE investment				118,000								$ 1		117,999
Issuance of common shares in connection with the Obagi and Milk Business Combination (in shares)												28,237,506	21,104,225
Issuance of common shares in connection with the Obagi and Milk Business Combination				477,911								$ 3	$ 2	292,250										185,656
Net loss	(120,557)			(120,557)													(95,567)							(24,990)
Stock-based compensation				7,736										7,736
Foreign currency translation adjustment	(36)			(36)																	(29)			(7)
Ending balance (in shares) at Dec. 31, 2022								86,460,560	21,104,225			86,460,560	21,104,225
Ending balance at Dec. 31, 2022	$ 799,898			$ 799,898								$ 8	$ 2	$ 796,038			$ (156,780)				$ (29)			$ 160,659